Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payments
The changes in the number of SOPs and RSUs are as follows. WAEP is the weighted average exercise price and WAGDFV is the weighted average fair value at the grant date

SOPs	2022	WAEP (US$)	2021	WAEP (US$)	2020	WAEP (US$)

Outstanding on January 1	143,889,439	0.55	42,515,821	1.58	51,034,938	0.91
Granted during the year	-	-	1,141,362	23.75	3,376,767	9.92
Exercised during the year	(37,095,966)	0.12	(18,822,551)	0.38	(6,804,750)	0.24
Forfeited during the year	(5,517,146)		(853,059)		(5,091,134)
Balances before 6-for-1 forward share split	101,276,327	0.72	23,981,573	3.01	42,515,821	1.58
Issuance of options due to 6-for-1 forward split	-		119,907,866		-
Outstanding on December 31	101,276,327	0.72	143,889,439	0.55	42,515,821	1.58
Exercisable on December 31	81,813,095	0.55	101,416,310	0.33	30,190,826	0.56

RSUs	2022	WAGDFV (US$)	2021	WAGDFV (US$)	2020	WAGDFV (US$)

Outstanding on January 1	80,924,937	4.82	5,294,454	10.47	-
Granted during the year	32,294,522	5.47	13,103,243	36.65	6,048,335	10.45
Vested during the year	(27,322,614)	3.64	(3,092,289)	15.06	(430,680)	10.46
Forfeited during the year	(13,494,950)		(1,817,919)		(323,201)
Balances before 6-for-1 forward share split	72,401,895	5.46	13,487,489	28.91	5,294,454	10.47
Issuance of RSUs due to 6-for-1 forward split	-		67,437,448
Outstanding on December 31	72,401,895	5.46	80,924,937	4.82	5,294,454	10.47

Schedule of share-based compensation granted, excluding the effects of the contingent share award termination

	2022	2021	2020

SOP and RSU expenses and related corporate and social security taxes expenses	126,167	151,115	42,981
RSUs and SOPs grant - business combination	43,116	45,597	4,946
Awards expenses and related taxes, prior to the cancelation	113,172	28,733	8,346
Fair value adjustment - hedge of corporate and social security taxes (note 18)	3,995	-	-
Total share-based compensation expenses (note 8)	286,450	225,445	56,273

Share-based payments granted, net of shares withheld for employee taxes	201,991	139,025	40,861

	2022	2021	2020
Liability provision for taxes presented as salaries, allowances and social security contributions	32,554	61,772	10,334

The following table presents additional information relating to the SOP characteristics and the valuation model

	2022	2021	2020

Weighted average fair value of options granted during the year (US$)	-	2.58	7.45
Weighted average share fair value of options granted during the year (US$)	-	3.97	10.53
Exercise price of options granted during the year (US$)	-	3.98	6.70 to 10.4
Expected volatility in valuation of options granted during the year (%)	-	72.5 and 75.0	69.5 and 77.9
Risk–free interest rate p.y. in valuation of options granted during the year (%)	-	0.5	1.3 to 1.7
Weighted average share price at the date of exercise of options during the year (US$)	7.72	6.38	10.6
Weighted average remaining contractual life of options outstanding at year-end (years)	4.8	5.7	6.0

Range of exercise prices of options outstanding at year end (US$)
Zero to US$ 0.10	45.07%	51.96%	68.60%
US$ 0.11 to US$ 0.50	28.20%	28.58%	22.20%
US$ 0.51 to US$ 15.00	26.73%	19.46%	9.20%
Greater than US$ 15.01	-	-	-

Total cash to be received upon exercise of SOPs outstanding at year end
Vested	44,849	33,437	16,761
Unvested	28,169	46,146	50,375
(*)	After the 6-for-1 forward share split.

The following table presents additional information relating to the RSUs and Awards characteristics and the valuation model

	2022	2021
Most relevant vesting periods for the grants outstanding
3 years	53.52%	49.70%
5 years	39.95%	44.50%
Volatility (%)	-	68.0 to 75.0
Discount for the lack of marketability (%)	-	17.0 to 19.0
Risk free interest rate (%)	-	0.06 to 0.11
Awards vesting period	Up to 3.2 years	Up to 7.4 years

Schedule of contingent share award

2022

Contingent share award termination	355,573